Consolidated statement of financial position - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Goodwill		$ 902	$ 848
Other intangible assets		3,958	3,824
Property, plant and equipment		530	417
Insurance contract assets		1,816	1,345
Reinsurance contract assets		3,406	3,390
Deferred tax assets		119	142
Current tax recoverable		77	31
Investments in joint ventures and associates accounted for using the equity method		2,763	2,412
Investment properties		3	3
Loans		551	517
Equity securities and holdings in collective investment schemes note	[1]	89,558	81,002
Debt securities note	[1]	92,051	73,804
Derivative assets		621	395
Deposits		6,246	5,466
Accrued investment income		1,071	902
Other debtors		817	1,310
Assets held for sale		0	296
Cash and cash equivalents		7,706	5,772
Total assets		212,195	181,876
Equity
Shareholders' equity		20,117	17,492
Non-controlling interests		1,243	1,182
Total equity		21,360	18,674
Liabilities
Insurance contract liabilities		174,498	147,566
Reinsurance contract liabilities		640	536
Investment contract liabilities without discretionary participation features		715	748
Core structural borrowings of shareholder-financed businesses		4,459	3,925
Operational borrowings		831	797
Obligations under funding, securities lending and sale and repurchase agreements		745	272
Net asset value attributable to unit holders of consolidated investment funds		2,263	2,679
Deferred tax liabilities		1,830	1,514
Current tax liabilities		273	238
Accruals, deferred income and other creditors		2,731	2,848
Provisions		268	218
Derivative liabilities		1,582	1,617
Liabilities held for sale		0	244
Total liabilities		190,835	163,202
Total equity and liabilities		$ 212,195	$ 181,876

[1]	Note
Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2025 are $1,798 million of lent securities and assets subject to repurchase agreements (31 December 2024: $1,565 million).